SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Non-Cash Working Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Cash (used for) provided by:
Accounts receivable	$ 37	$ (29)	$ 8	$ (43)
Prepaids	(2)	1	0	2
Inventory	25	12	(14)	(24)
Accounts payable and accrued liabilities	(21)	35	(66)	(9)
Increase (decrease) in working capital	39	19	(72)	(74)
Cash interest paid	19	17	20	17
Cash interest received	0	(1)	(1)	(1)
Cash income taxes paid	16	28	66	101
Cash income taxes received	$ 0	$ 0	$ (15)	$ (3)